Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 14,814	$ 13,814
Biological Assets	7	33
Inventories	4,930	4,975
Other Aquisitions [Member]
Classes of inventories [Line Items]
Inventories	63	145
Retail [Member]
Classes of inventories [Line Items]
Inventories	3,832	3,772
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,183	1,103
Inventories	280	275
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	2,265	2,148
Inventories	417	482
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,166	1,373
Inventories	401	446
Inventories [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 14,347	$ 13,465